Right-of-use Assets and Lease Liabilities (Details) - Shedule of changes of the rights over leased assets - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Buildings [member] | Gross Balance [Member]
Gross Balance
Balance		$ 124,978	$ 123,215
Additions		23,930	12,123
Write-downs		(4,296)	(10,468)
Remeasurement		(130)
Others			108
Balance as of December 31		144,482	124,978
Buildings [member] | Accumulated Depreciation [Member]
Gross Balance
Balance		(46,743)	(33,560)
Depreciation of the year	[1]	(19,636)	(18,244)
Write-downs		2,027	5,064
Others			(3)
Balance as of December 31		(64,352)	(46,743)
Balance		80,130	78,235
Floor space for ATMs [Member] | Gross Balance [Member]
Gross Balance
Balance		42,051	40,445
Additions		2,819	2,867
Write-downs		(1,002)	(1,055)
Remeasurement		(376)	(206)
Others
Balance as of December 31		43,492	42,051
Floor space for ATMs [Member] | Accumulated Depreciation [Member]
Gross Balance
Balance		(25,566)	(16,496)
Depreciation of the year	[1]	(11,168)	(10,095)
Write-downs		999	1,025
Others
Balance as of December 31		(35,735)	(25,566)
Balance		7,757	16,485
Improvements to leased properties [Member] | Gross Balance [Member]
Gross Balance
Balance		26,066	26,579
Additions		2,529	1,386
Write-downs			(1,899)
Remeasurement
Others
Balance as of December 31		28,595	26,066
Improvements to leased properties [Member] | Accumulated Depreciation [Member]
Gross Balance
Balance		(20,598)	(21,354)
Depreciation of the year	[1]	(963)	(860)
Write-downs			1,616
Others
Balance as of December 31		(21,561)	(20,598)
Balance		7,034	5,468
Total [Member] | Gross Balance [Member]
Gross Balance
Balance		193,095	190,239
Additions		29,278	16,376
Write-downs		(5,298)	(13,422)
Remeasurement		(506)	(206)
Others			108
Balance as of December 31		216,569	193,095
Total [Member] | Accumulated Depreciation [Member]
Gross Balance
Balance		(92,907)	(71,410)
Depreciation of the year	[1]	(31,767)	(29,199)
Write-downs		3,026	7,705
Others			(3)
Balance as of December 31		(121,648)	(92,907)
Balance		$ 94,921	$ 100,188

[1]	See Note No.37 Depreciation and Amortization.